NOTE 2. RENTAL PROPERTY	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2023 [Member]
NOTE 2. RENTAL PROPERTY

NOTE 2. RENTAL PROPERTY

Rental property at December 31, 2023 consisted of the following:

Land	$4,504,624
Building - residential	104,550,314
Building - commercial	11,661,662
Building and land improvements	4,169,160
Fixtures and personal property	13,605,007
138,490,767

Less: accumulated depreciation	(11,690,870)

$126,799,897

Depreciation expense amounted to approximately $7,018,000 for the year ended December 31, 2023.